Restructuring Costs - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Restructuring Cost And Reserve [Line Items]
Restructuring costs					$ 2,900	$ 2,100	$ 10,600	$ 16,924	$ 9,189	$ 2,644
Water Resources Business Performance Initiative [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs	$ 14,100	$ 1,700	$ 1,000	$ 100				3,200
Remaining amounts to be incurred	100							100
FY2016 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs								13,700
Remaining amounts to be incurred	$ 100							100
FY2016 Restructuring Plan [Member] | Operating Segments [Member] | Mineral Services [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs								13,300
FY2016 Restructuring Plan [Member] | Operating Segments [Member] | Inliner [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs								100
FY2016 Restructuring Plan [Member] | Corporate Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs								$ 400